Intangible Assets Subject to Amortization (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets Subject to Amortization
Schedule of intangible assets subject to amortization consist primarily of customer relationships and changes in the carrying amount

	January 1, 2013	Acquisitions	Amortization and other activity	December 31, 2013
	(in millions)
Customer relationships	$88.3	$1.7	$(25.1)	$64.9
Other	27.6	3.3	(11.4)	19.5

	$115.9	$5.0	$(36.5)	$84.4

	January 1, 2012	Acquisitions	Amortization and other activity	December 31, 2012
	(in millions)
Customer relationships	$—	$100.0	$(11.7)	$88.3
Other	—	31.7	(4.1)	27.6

	$—	$131.7	$(15.8)	$115.9

Schedule of amortization expenses of the intangible assets

 Scheduled amortization of the Company's intangible assets as of December 31, 2013 for the next five years is as follows (in millions):

2014	$37.4
2015	28.7
2016	15.3
2017	1.1
2018	1.1
Thereafter	0.8

$84.4